Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 3,813	$ 3,484
Derivative liabilities (net of current portion of $9 (2020 – $6))	51	26
QB2 variable consideration to IMSA (Note 10(a))	98	0
Other IMSA payable	61	60
Other liabilities	83	20
Other liabilities and provisions	4,354	3,731
Settlement payables (Note 29(b))	9	6
Neptune Bulk Terminals Inc.
Disclosure of other provisions [line items]
Obligation to Neptune Bulk Terminals	170	111
Preferential Dividend
Disclosure of other provisions [line items]
ENAMI preferential dividend liability (Note 10(a))	$ 78	$ 30